Credit Risk - Summary of Residential Mortgages by Average Loan Size for New Business (Detail) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018
South East Including London [member]
Disclosure of credit risk exposure [line items]
New business residential mortgage loans average size	£ 277	£ 270
Rest of UK [member]
Disclosure of credit risk exposure [line items]
New business residential mortgage loans average size	154	150
UK [member]
Disclosure of credit risk exposure [line items]
New business residential mortgage loans average size	£ 207	£ 203